Warrant derivative liability - Placement Agent Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 05, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 15, 2017
Warrant derivative liability
Class of warrant or right, outstanding					896,739
Change in fair value of warrant derivative liability		$ 0	$ 0	$ 247
Placement Agent Warrants
Warrant derivative liability
Issued warrants	34,783
Placement agent	8.00%
Exercise price					$ 1.00
Class of warrant or right, outstanding					95,653